Investee Companies and other investments (Schedule of Identifiable Assets Acquired and Liabilities Assumed) (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Oct. 18, 2017
Disclosure of associates [abstract]
Asset from concessions project			€ 28,927
Intangible asset			5,505
Restricted cash			1,795
Long-term loan	€ (89,182)	€ (60,228)	(21,370)
Working Capital, net (excluding cash and cash equivalents)			(119)
Deferred tax			(4,887)
Total net identifiable assets			€ 9,851